Note 8 - Stock-based Compensation - Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares		3 Months Ended
	Mar. 28, 2017	Mar. 31, 2018	Mar. 31, 2017
Outstanding (in shares)
Outstanding, weighted average grant date fair value (in dollars per share)
Granted (in shares)	150,000		150,000
Granted, weighted average grant date fair value (in dollars per share)			$ 1.14
Redeemed (in shares)
Redeemed, weighted average grant date fair value (in dollars per share)
Outstanding (in shares)
Outstanding, weighted average grant date fair value (in dollars per share)